Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000256275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000256275 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000256274 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000256274 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000192680 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192680 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000192683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000192684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000192669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000192674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000192671 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000256267 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000192676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000192676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	97.90%